Note 22 Financial liabilities at amortised cost (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities at amortised cost [Line Items]
Total deposits at amortised cost	€ 459,114	€ 416,947	€ 415,467
Liabilities due to central banks	38,323	47,351	45,177
Deposits from banks	26,935	19,834	27,629
Deposits from customers	393,856	349,761	342,661
Debt instruments issued	55,429	55,763	61,780
Other financial liabilities	14,086	15,183	13,358
Financial liabilities at amortised cost	528,629	487,893	490,606
Demand Deposits [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	205	8	163
Deposits from banks	11,434	7,601	7,196
Deposits from customers	316,082	293,015	266,250
Time depostis and other [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	33,534	41,790	38,274
Deposits from banks	11,787	8,599	16,079
Deposits from customers	75,516	55,479	75,666
Repurchase Agreements [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	4,584	5,553	6,740
Deposits from banks	3,714	3,634	4,354
Deposits from customers	€ 2,259	€ 1,267	€ 746